Property, Plant and Equipment Disclosure: Property, Plant and Equipment (Details) - USD ($)	Nov. 30, 2015	Aug. 31, 2015
Details
Computer and equipment & truck	$ 283,860	$ 282,399
Less: Accumulated	(186,959)	(169,199)
Property, Plant and Equipment, Net	$ 96,901	$ 113,200